RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Management fees to a major stockholder		$ 34	$ 49
Sales and marketing (*)	[1]	425	0
Interest on long-term loans from a major stockholder (reflected in stockholders’ equity)		22	13
Stockholder’s Salaries		$ 98	$ 0

[1]	refer to marketing services provided by one of the Company’s stockholders.